Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of amounts recognized in profit or loss and in the statement of cash flows
	Year ended December 31,
	2023	2022

Interest expense on lease liabilities	274	102
Depreciation expenses	565	537
Cash outflow for leases	778	701

Schedule of carrying amounts of right-of-use assets and movement
	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2023	2,341	550	2,891
New leases	6,460	407	6,867
Adjustments for indexation	78	3	81
Disposals	(2,368)	(308)	(2,676)

Balance as of December 31, 2023	6,511	652	7,163

Accumulated depreciation
Balance as of January 1, 2023	1,342	334	1,676
Depreciation and amortization	334	231	565
Capitalized to Leasehold improvements	59	-	59
Disposals	(1,527)	(308)	(1,835)

Balance as of December 31, 2023	208	257	465

Depreciated cost
Balance as of December 31, 2023	6,303	395	6,698

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2022	2,267	654	2,921
New leases	-	125	125
Adjustments for indexation	74	9	83
Disposals	-	(238)	(238)

Balance as of December 31, 2022	2,341	550	2,891

Accumulated depreciation
Balance as of January 1, 2022	1,028	345	1,373
Depreciation and amortization	314	225	539
Disposals	-	(236)	(236)

Balance as of December 31, 2022	1,342	334	1,676

Depreciated cost
Balance as of December 31, 2022	999	216	1,215

Schedule of maturity analysis of the Group's lease liabilities
	Buildings	Motor vehicles	Total

Balance as of January 1, 2023	1,199	179	1,378
Repayment of leases liabilities	(588)	(190)	(778)
Effect of changes in exchange rates	(19)	2	(17)
New finance lease obligation recognized	6,460	365	6,825
Adjustments for indexation	78	3	81
Financial expenses	257	17	274
Disposals-Termination of leases	(1,041)	(11)	(1,052)
Balance as of December 31, 2023	6,346	365	6,711

Current maturities of long-term leases	(180)	(181)	(361)
Lease liability Balance as of December 31, 2023	6,166	184	6,350

	Buildings	Motor vehicles	Total

Balance as of January 1, 2022	1,691	299	1,990
Repayment of leases liabilities	(477)	(224)	(701)
Effect of changes in exchange rates	(182)	(28)	(210)
New finance lease obligation recognized	-	117	117
Adjustments for indexation	74	9	83
Financial expenses	93	8	101
Disposals-Termination of leases	-	(2)	(2)
Balance as of December 31, 2022	1,199	179	1,378

Current maturities of long-term leases	(399)	(133)	(532)
Lease liability Balance as of December 31, 2022	800	46	846